Earnout Liability - Valuation Assumptions (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Earnout Liability [Abstract]
Expected term (in years)	2 years 6 months 25 days	3 years 25 days
Dividend yield (%)	0.00%	0.00%
Expected volatility	80.50%	64.00%
Risk-free interest rate	4.60%	4.00%
Expected number of shares(in shares)	1,775,962	1,775,962